Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Inventory
Inventory as of December 31, 2020 and 2019, consisted of the following:

($ in thousands)	2020	2019
Raw materials	$67,176	$16,521
Raw materials—non-cannabis	15,496	5,820
Work-in-process	24,906	14,100
Finished goods	29,027	13,114

Total Inventory	$136,605	$49,555